Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Schedule of financial data of reportable segments

The following table reflects certain financial data of the Company’s segments for the three and nine months ended September 30, 2018 and 2017 and as of September 30, 2018 and December 31, 2017 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Revenues:
TES	280,335	260,536	$906,439	$750,820
LTL	113,948	117,618	344,237	348,362
Ascent	145,632	145,296	425,205	438,856
Eliminations	(3,331)	(2,017)	(11,287)	(7,106)

Total	$536,584	$521,433	$1,664,594	$1,530,932

Operating (loss) income:
TES(1)	(787)	(1,735)	$2,863	$—
LTL	(5,040)	(8,169)	(17,467)	(14,154)
Ascent	7,474	1,531	21,495	16,383
Corporate(2)	(12,468)	19,659	(42,517)	(16,346)

Total	$(10,821)	$11,286	$(35,626)	$(14,117)
Interest expense	35,798	10,502	79,573	45,382
Loss from debt extinguishment	—	6,049	—	15,876

Loss before income taxes	$(46,619)	$(5,265)	$(115,199)	$(75,375)

Depreciation and amortization:
TES	6,456	6,484	$18,993	$18,957
LTL	876	924	2,689	2,838
Ascent	1,183	1,471	3,539	4,758
Corporate	1,099	440	2,582	1,281

Total	$9,614	$9,319	$27,803	$27,834

Capital expenditures:(3)
TES	2,477	1,924	$8,414	$7,315
LTL	505	270	760	901
Ascent	496	550	1,205	1,121
Corporate	16,719	1,190	31,653	1,875

Total	$20,197	$3,934	$42,032	$11,212

	September 30, 2018	December 31, 2017
Assets:
TES	$403,575	$458,945
LTL	78,410	79,065
Ascent	273,298	271,400
Corporate	109,630	68,445
Eliminations(4)	(1,717)	(1,812)

Total	$863,196	$876,043

(1)	Operations restructuring charges of $4.7 million are included within TES for the nine months ended September 30, 2018. See Note 14 for additional information.
(2)	Gain from sale of Unitrans of $35.4 million is included within Corporate for the three and nine months ended September 30, 2017.
(3)	Includes non-cash capital leases and capital expenditures not yet paid.
(4)	Eliminations represents intercompany trade receivable balances between the three segments.